Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Nov. 30, 2022	Nov. 30, 2021
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,960	1,960
Common stock, shares issued (in shares)	1,244	1,116
Treasury stock, shares (in shares)	130	130
Carnival PLC | Ordinary shares
Common stock, par value (in dollars per share)	$ 1.66	$ 1.66
Common stock, shares issued (in shares)	217	217
Treasury stock, shares (in shares)	72	67